Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income	[1]	$ 15,798	$ 14,211
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Depreciation and amortization expense		24	160
Stock-based compensation		8,660	499
Gain on disposal of assets		0	(324)
Loss on debt extinguishment		492	0
Gain on change in fair value of warrant liability		(1,031)	(9)
Gain on change in fair value of earn-out liability		(48,910)	0
Non-cash interest expense		317	122
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(1,270)	90
Other non-current assets		(903)	0
Accounts payable		155	(251)
Accrued expenses		1,791	(665)
Operating lease right-of-use assets and liabilities, net		(11)	2
Net cash (used in) provided by operating activities		(24,888)	13,835
Investing activities:
Proceeds from sale of fixed assets		607	0
Purchases of fixed assets		(42)	(154)
Net cash (used in) provided by investing activities		565	(154)
Financing activities:
Proceeds from exercise of common stock options, net		56	108
Issuance of term loans, net of issuance costs		19,835	0
Repayment of term loans		(13,940)	(2,000)
Proceeds from Business Combination, net of offering costs paid (see Note 3)		52,858	0
Net cash provided by (used in) financing activities		58,809	(1,892)
Net increase in cash and cash equivalents		34,486	11,789
Cash and cash equivalents at beginning of period		15,216	3,427
Cash and cash equivalents at end of period		49,702	15,216
Supplemental disclosure of cash flow information:
Interest paid		1,340	975
Sales of property and equipment recorded as a receivable		0	607
Operating lease liabilities arising from obtaining right-of-use assets		179	375
Supplemental disclosure of non-cash investing and financing activities:
Conversion of preferred stock into common stock		133,224	0
Cashless warrant exercise		857	0
Purchases of fixed assets included in accounts payable and accrued expenses		$ 38	$ 0

[1]	Historical shares and capital amounts have been retroactively restated for the reverse recapitalization as described in Note 1.